Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies
Schedule of entities in which bank directly or indirectly owns a controlling interest

				Interest Owned
				Direct		Indirect		Total
			Functional	2016	2017	2016	2017	2016	2017
RUT	Subsidiaries	Country	Currency	%	%	%	%	%	%
96,767,630-6	Banchile Administradora General de Fondos S.A.	Chile	Ch$	99.98	99.98	0.02	0.02	100.00	100.00
96,543,250-7	Banchile Asesoría Financiera S.A.	Chile	Ch$	99.96	99.96	—	—	99.96	99.96
77,191,070-K	Banchile Corredores de Seguros Ltda.	Chile	Ch$	99.83	99.83	0.17	0.17	100.00	100.00
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Ch$	99.70	99.70	0.30	0.30	100.00	100.00
96,932,010-K	Banchile Securitizadora S.A.	Chile	Ch$	99.01	99.01	0.99	0.99	100.00	100.00
96,645,790-2	Socofin S.A.	Chile	Ch$	99.00	99.00	1.00	1.00	100.00	100.00

Schedule of maximum period for write-offs of loans

Type of Loan	Term
Consumer loans — secured and unsecured	6 months
Other transactions — unsecured	24 months
Commercial loans — secured	36 months
Residential mortgage loans	48 months
Consumer leases	6 months
Other non-real estate lease transactions	12 months
Real estate leases (commercial or residential)	36 months

Schedule of estimated useful lives	Estimated useful lives for 2016 and 2017 are as follows:
Buildings	50 years
Installations (in general)	10 years
Equipment	5 years
Office furniture	5 years